Long-Term Debt - Additional Information (Detail) (USD $)	3 Months Ended				3 Months Ended				12 Months Ended			3 Months Ended	12 Months Ended										3 Months Ended						3 Months Ended	12 Months Ended			12 Months Ended					3 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Receivables Based Facility [Member]	Sep. 30, 2013 Term Loan D [Member]	Jun. 30, 2013 Term Loan D [Member] Adjusted LIBOR [Member]	Jun. 30, 2013 Term Loan D [Member] Base Rate [Member]	Dec. 31, 2012 Senior Cash Pay Notes Due 2016 [Member]	Sep. 30, 2013 Senior Cash Pay Notes Due 2016 [Member]	Jun. 30, 2013 Senior Cash Pay Notes Due 2016 [Member]	Jun. 30, 2013 Senior Toggle Notes Due 2016 [Member]	Dec. 31, 2012 Senior Toggle Notes Due 2016 [Member]	Sep. 30, 2013 Senior Toggle Notes Due 2016 [Member]	Sep. 30, 2013 Senior Toggle Notes Due 2016 [Member] Minimum [Member]	Jun. 30, 2013 Senior Toggle Notes Due 2016 [Member] Minimum [Member]	Dec. 31, 2012 Senior Toggle Notes Due 2016 [Member] Minimum [Member]	Sep. 30, 2013 Senior Toggle Notes Due 2016 [Member] Maximum [Member]	Jun. 30, 2013 Senior Toggle Notes Due 2016 [Member] Maximum [Member]	Dec. 31, 2012 Senior Toggle Notes Due 2016 [Member] Maximum [Member]	Sep. 30, 2013 Term Loan B [Member]	Sep. 30, 2013 Term Loan C [Member]	Jun. 30, 2013 Senior Notes due 2021 [Member]	Sep. 30, 2013 Senior Notes due 2021 [Member]	Jun. 30, 2013 Senior Notes due 2021 [Member] First Redemption Portion [Member]	Jun. 30, 2013 Senior Notes due 2021 [Member] Second Redemption Portion [Member]	Jun. 30, 2013 Senior Notes due 2021 [Member] 12% Cash Payment [Member]	Jun. 30, 2013 Senior Notes due 2021 [Member] 2% PIK Payment [Member]	Mar. 31, 2013 11.25% Priority Guarantee Notes [Member]	Dec. 31, 2012 9.0% Priority Guarantee Notes Due 2021 [Member]	Sep. 30, 2013 9.0% Priority Guarantee Notes Due 2021 [Member]	Mar. 31, 2013 9.0% Priority Guarantee Notes Due 2021 [Member]	Dec. 31, 2012 Priority Guarantee Notes Due 2019 [Member]	Sep. 30, 2013 Priority Guarantee Notes Due 2019 [Member]	Mar. 31, 2013 Priority Guarantee Notes Due 2019 [Member]	Sep. 30, 2013 Subsidiary Senior Revolving Credit Facility Due 2018 [Member]	Dec. 31, 2012 Subsidiary Senior Revolving Credit Facility Due 2018 [Member]	Mar. 31, 2013 Senior Notes 575 [Member]	Mar. 31, 2013 Tranche A Term Loan [Member]	Mar. 31, 2012 Tranche A Term Loan [Member]	Sep. 30, 2013 Level 2 [Member]	Dec. 31, 2012 Level 2 [Member]
Debt Instrument [Line Items]
Weighted average interest rate		7.20%	6.70%	6.20%
Market value			$ 18,600,000,000	$ 16,200,000,000																																					$ 19,900,000,000	$ 18,600,000,000
Stated interest rate							6.75%	5.75%	10.75%	10.75%	10.75%		11.00%		11.00%	11.00%	11.00%	11.75%	11.75%	11.75%			14.00%				12.00%	2.00%	11.25%	9.00%	9.00%	9.00%	9.00%	9.00%	9.00%			5.75%
Latest maturity date						January 30, 2019			2016	2016	2016	2016	2016	2016							January 30, 2016	January 30, 2016	February 1, 2021	2021					March 1, 2021	2021	2021		2019	2019		2018	2018	2013
Principal amount						5,000,000,000															3,000,000,000	197,200,000	1,200,000,000						575,000,000							75,000,000		312,100,000
Portion of debt held by subsidiary												452,700,000											421,000,000															187,900,000
Principal amount exchanged for debt											348,100,000	917,200,000
Principal debt amount exchanged for senior cash pay notes																							348,000,000
Principal debt amount exchanged for senior toggle notes																							853,000,000
Principal amount exchanged for cash												64,200,000
Accrued interest payment terms																							Interest on the Senior Notes due 2021 is payable semi-annually on February 1 and August 1 of each year, commencing August 1, 2013.						Bear interest at a rate of 11.25% per annum, payable semi-annually on March 1 and September 1 of each year, beginning on September 1, 2013.
Redemption percentage of face value before redemption date									100.00%				100.00%										100.00%						100.00%	100.00%			100.00%
Redemption date									Aug. 01, 2012				Aug. 01, 2012										Aug. 01, 2015						Mar. 01, 2016	Mar. 01, 2016			Jul. 15, 2015
Percentage of aggregate principal redeemable																							60.00%		30.00%	30.00%			40.00%	40.00%			40.00%
Redemption percentage of face value after redemption date																									109.00%	112.00%			111.25%	109.00%			109.00%
Letters of credit secured by revolving credit facility																																				32,600,000
Applicable high yield discount obligation payment		25,300,000
Portion of debt held by subsidiary exchanged for cash												31,700,000
Payments for debt modification costs	17,900,000
Borrowings during the period					269,500,000
Voluntary debt prepayment																																							846,900,000	16,200,000
Loss on extinguishment of debt as a result of write-off of degerred debt issuance costs																																							$ 3,900,000